Revenue, Other Income and Other Gain - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Other Income and Other Gain [Abstract]
Bank interest income	$ 1,840	$ 4,178	$ 2
Other interest income	251	5,525	6,551
Interest income from the immediate holding company	16,828	10,489	9,703
Government grant			151
Others	12	2,750	1,656
Total other income	$ 18,931	$ 22,942	$ 18,063